UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

              52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 09/30/2018

Item 1 – Report to Stockholders

SEPTEMBER 30, 2018

ANNUAL REPORT

BlackRock Funds II

▶	BlackRock 20/80 Target Allocation Fund

▶	BlackRock 40/60 Target Allocation Fund

▶	BlackRock 60/40 Target Allocation Fund

▶	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended September 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk-taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Volatility in emerging market stocks rose as U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a negative return for long-term U.S. Treasuries and a substantial flattening of the yield curve. Many investors are concerned with the flattening yield curve as a harbinger of recession, but given the extraordinary monetary measures in the last decade, we believe a more accurate barometer for the economy is the returns along the risk spectrums in stock and bond markets. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates four times during the reporting period. The Fed also continued to reduce its balance sheet during the reporting period, gradually reversing the unprecedented stimulus measures it enacted after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing its commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 3.7%, the lowest rate of unemployment in almost 50 years. The number of job openings reached a record high of more than 7 million, which exceeded the total number of unemployed workers. Strong economic performance has justified the Fed’s somewhat faster pace of rate hikes, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While markets have recently focused on the risk of rising long-term interest rates, we continue to believe the primary risk to economic expansion is trade protectionism that could lead to slower global trade and unintended consequences for the globalized supply chain. So far, U.S. tariffs have only had a modest negative impact on economic growth, but the fear of an escalating trade war has stifled market optimism somewhat, leading to higher volatility in risk assets. The outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations. Any easing of tensions could lead to greater upside for markets, while additional tariffs could adversely affect investor sentiment.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.41%	17.91%
U.S. small cap equities (Russell 2000® Index)	11.61	15.24
International equities (MSCI Europe, Australasia, Far East Index)	0.10	2.74
Emerging market equities (MSCI Emerging Markets Index)	(8.97)	(0.81)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.95	1.59
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(1.40)	(4.02)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.14)	(1.22)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.77	0.48
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.46	3.05
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2018	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the 12-month period ended September 30, 2018, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)), with the exception of Investor C Shares, which underperformed the reference benchmark. All of the Fund’s share classes outperformed the fixed income benchmark, the Bloomberg Barclays U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the 12-month period ended September 30, 2018, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%)) with the exception of Investor C Shares, which underperformed the reference benchmark. All of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the 12-month period ended September 30, 2018, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)) with the exception of Investor C Shares, which underperformed the reference benchmark. All of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the 12-month period ended September 30, 2018, the Fund’s Institutional and Class K share classes outperformed the reference benchmark (MSCI ACWI Index (56%)/ MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)), while the Fund’s Investor A Shares performed in line with the reference benchmark and the Investor C and Class R share classes underperformed. All of the Fund’s share classes underperformed the MSCI ACWI Index.

What factors influenced performance?

The largest contributor to performance across the Funds was generally an equity overweight relative to fixed income. Fixed income assets suffered broadly as rates rose, and credit spreads generally widened. In contrast, most equity indices were positive over the reporting period. The second largest contributor was generally an overweight to U.S. equity, particularly in broad U.S. and momentum-oriented stocks. Within fixed income, an overweight to shorter maturity investment grade corporate bonds also contributed positively to performance.

The largest detractor from returns across the Funds came from exposure to emerging market equities. Emerging market stocks suffered as trade tensions escalated and the U.S. dollar strengthened. Exposure to U.S. Treasuries, particularly within the longer maturity space, also detracted from performance. Additionally, holdings in intermediate-term investment grade credits weighed on performance.

Describe recent portfolio activity.

Portfolio activity included a modest reduction in equity exposure versus fixed income exposure. The Funds’ overweight to U.S. equities was maintained, and exposure to emerging market equities was reduced. Within fixed income, intermediate credit and long-term Treasury exposures were trimmed in favor of short-maturity credit in an effort to manage duration (sensitivity to interest rate changes) in a rising rate environment.

Describe the Funds’ positioning at period end.

At period end, the Funds generally remained overweight to equities relative to fixed income, and within equities the Funds continued to emphasize U.S. markets. The Funds were also modestly underweight with regard to duration in favor of investment grade credit exposure.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2018	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg Barclays U.S. Universal Index (80%).
(d)

An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

Performance Summary for the Period Ended September 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.57%	2.27%	N/A	4.83%	N/A	6.79%	N/A
Investor A	1.33	1.94	(3.41)%	4.45	3.33%	6.38	5.81%
Investor C	0.98	1.14	0.15	3.68	3.68	5.61	5.61
Class K	1.57	2.29	N/A	4.84	N/A	6.80	N/A
Class R	1.16	1.64	N/A	4.16	N/A	6.12	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)	1.32	1.51	N/A	4.04	N/A	5.42	N/A
Bloomberg Barclays U.S. Universal Index	0.00	(1.00)	N/A	2.53	N/A	4.22	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any. transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg Barclays U.S. Universal Index (60%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.79%	4.74%	N/A	6.34%	N/A	7.72%	N/A
Investor A	2.73	4.42	(1.06)%	6.00	4.86%	7.35	6.77%
Investor C	2.33	3.63	2.63	5.20	5.20	6.53	6.53
Class K	2.87	4.75	N/A	6.36	N/A	7.73	N/A
Class R	2.56	4.18	N/A	5.84	N/A	7.20	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%)	2.65	4.07	N/A	5.54	N/A	6.52	N/A
MSCI ACWI Index	4.83	9.77	N/A	8.67	N/A	8.19	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2018	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg Barclays U.S. Universal Index (40%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.09%	7.42%	N/A	7.63%	N/A	8.44%	N/A
Investor A	3.93	7.03	1.41%	7.24	6.09%	8.04	7.46%
Investor C	3.54	6.23	5.23	6.46	6.46	7.26	7.26
Class K	4.17	7.44	N/A	7.64	N/A	8.44	N/A
Class R	3.86	6.85	N/A	7.05	N/A	7.86	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)	3.98	6.66	N/A	7.03	N/A	7.51	N/A
MSCI ACWI Index	4.83	9.77	N/A	8.67	N/A	8.19	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg Barclays U.S. Universal Index (20%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.07%	9.65%	N/A	8.76%	N/A	8.95%	N/A
Investor A	4.92	9.32	3.58%	8.38	7.22%	8.58	8.00%
Investor C	4.58	8.55	7.55	7.57	7.57	7.77	7.77
Class K	5.07	9.66	N/A	8.76	N/A	8.95	N/A
Class R	4.88	9.15	N/A	8.20	N/A	8.41	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)	5.32	9.30	N/A	8.52	N/A	8.38	N/A
MSCI ACWI Index	4.83	9.77	N/A	8.67	N/A	8.19	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Portfolio Information  as of September 30, 2018

BlackRock 20/80 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	68%
Equity Funds	22
Short-Term Securities	10

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	18%
U.S. Total Bond Index Master Portfolio	13
BlackRock Strategic Income Opportunities Portfolio, Class K	11
SL Liquidity Series, LLC, Money Market Series	10
iShares Floating Rate Bond ETF	10
iShares Core S&P Total U.S. Stock Market ETF	8
iShares J.P. Morgan USD Emerging Markets Bond ETF	7
iShares 7-10 Year Treasury Bond ETF	6
iShares Edge MSCI USA Momentum Factor ETF	4
BlackRock Global Long/Short Credit Fund, Class K	3

BlackRock 40/60 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	49%
Equity Funds	44
Short-Term Securities	7

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	16%
iShares Core S&P Total U.S. Stock Market ETF	14
iShares 7-10 Year Treasury Bond ETF	9
iShares Floating Rate Bond ETF	8
Master Advantage Large Cap Core Portfolio	8
BlackRock Global Allocation Fund, Inc., Class K	7
SL Liquidity Series, LLC, Money Market Series	6
iShares J.P. Morgan USD Emerging Markets Bond ETF	6
BlackRock Strategic Income Opportunities Portfolio, Class K	6
iShares Edge MSCI USA Momentum Factor ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

P O R T F O L I O I N F O R M A T I O N	9

Portfolio Information  as of September 30, 2018 (continued)

BlackRock 60/40 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	66%
Fixed Income Funds	33
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	15%
iShares Core S&P Total U.S. Stock Market ETF	15
Master Advantage Large Cap Core Portfolio	10
iShares Core S&P Mid-Cap ETF	7
BlackRock Strategic Income Opportunities Portfolio, Class K	7
BlackRock Global Allocation Fund, Inc., Class K	7
iShares Edge MSCI USA Momentum Factor ETF	6
iShares Edge MSCI Multifactor USA ETF	6
iShares Global Tech ETF	5
iShares Core MSCI EAFE ETF	5

BlackRock 80/20 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	85%
Fixed Income Funds	15

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Core S&P Total U.S. Stock Market ETF	17%
iShares Core S&P Mid-Cap ETF	13
Master Total Return Portfolio	11
Master Advantage Large Cap Core Portfolio	10
iShares Edge MSCI Multifactor USA ETF	8
BlackRock Advantage Emerging Markets Fund, Class K	7
iShares Edge MSCI USA Momentum Factor ETF	6
iShares Global Tech ETF	6
iShares Core MSCI EAFE ETF	6
BlackRock Global Allocation Fund, Inc., Class K	6

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

10	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the March 28, 2016 inception date is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Funds will adopt an automatic conversion feature whereby Investor C Shares will be automatically converted into Investor A Shares after a conversion period of approximately ten years, and, thereafter, investors will be subject to lower ongoing fees.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

A B O U T F U N D P E R F O R M A N C E A N D D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	11

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2018 and held through September 30, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period(b)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock 20/80 Target Allocation Fund
Institutional	$1,000.00	$1,015.70	$1.07	$1,000.00	$1,024.28	$1.07	0.21%
Investor A	1,000.00	1,013.30	2.81	1,000.00	1,022.55	2.82	0.55
Investor C	1,000.00	1,009.80	6.63	1,000.00	1,018.75	6.66	1.30
Class K	1,000.00	1,015.70	0.86	1,000.00	1,024.49	0.86	0.17
Class R	1,000.00	1,011.60	4.37	1,000.00	1,021.00	4.39	0.86
BlackRock 40/60 Target Allocation Fund
Institutional	$1,000.00	$1,027.90	$1.03	$1,000.00	$1,024.32	$1.03	0.20%
Investor A	1,000.00	1,027.30	2.81	1,000.00	1,022.58	2.80	0.55
Investor C	1,000.00	1,023.30	6.66	1,000.00	1,018.76	6.64	1.30
Class K	1,000.00	1,028.70	0.87	1,000.00	1,024.48	0.87	0.17
Class R	1,000.00	1,025.60	3.64	1,000.00	1,021.75	3.64	0.71
BlackRock 60/40 Target Allocation Fund
Institutional	$1,000.00	$1,040.90	$0.95	$1,000.00	$1,024.41	$0.94	0.18%
Investor A	1,000.00	1,039.30	2.72	1,000.00	1,022.67	2.70	0.53
Investor C	1,000.00	1,035.40	6.60	1,000.00	1,018.86	6.54	1.28
Class K	1,000.00	1,041.70	0.80	1,000.00	1,024.56	0.79	0.15
Class R	1,000.00	1,038.60	3.72	1,000.00	1,021.69	3.69	0.72
BlackRock 80/20 Target Allocation Fund
Institutional	$1,000.00	$1,050.70	$1.01	$1,000.00	$1,024.36	$1.00	0.19%
Investor A	1,000.00	1,049.20	2.80	1,000.00	1,022.61	2.77	0.54
Investor C	1,000.00	1,045.80	6.69	1,000.00	1,018.80	6.60	1.29
Class K	1,000.00	1,050.70	0.89	1,000.00	1,024.48	0.88	0.17
Class R	1,000.00	1,048.80	3.66	1,000.00	1,021.77	3.61	0.70

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Funds invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” above for further information on how expenses were calculated.

12	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments September 30, 2018	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 111.0%

Equity Funds — 24.0%
BlackRock Advantage Emerging Markets Fund, Class K (a)	516,251	$5,301,901
BlackRock Global Allocation Fund, Inc., Class K	414,697	8,173,675
iShares Core S&P Total U.S. Stock Market ETF	378,817	25,240,577
iShares Edge MSCI Multifactor USA ETF	168,665	5,670,517
iShares Edge MSCI USA Momentum Factor ETF	103,746	12,345,774
Master Advantage Large Cap Core Portfolio	$8,871,994	8,871,994

		65,604,438
Fixed Income Funds — 76.0%
BlackRock Global Long/Short Credit Fund, Class K	1,048,385	10,934,657
BlackRock Strategic Income Opportunities Portfolio, Class K	3,356,998	32,663,592
iShares 7-10 Year Treasury Bond ETF (b)	184,220	18,637,537
iShares Floating Rate Bond ETF (b)	583,924	29,791,803
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	199,624	21,521,464
Master Total Return Portfolio	$53,880,697	53,880,697
U.S. Total Bond Index Master Portfolio	$40,412,974	40,412,974

		207,842,724
Short-Term Securities — 11.0%
SL Liquidity Series, LLC, Money Market Series, 2.26% (c)(d)	30,243,496	30,246,520

Total Affiliated Investment Companies — 111.0% (Cost: $298,160,551)		303,693,682
Liabilities in Excess of Other Assets — (11.0)%		(30,126,584)

Net Assets — 100.0%		$273,567,098

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

During the year ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Market, Class K	—	1,139,523	(623,272)		516,251	$5,301,901	$—	$(503,597)	$(713,696)
BlackRock Advantage Emerging Market, Institutional Class	—	1,126,945	(1,126,945)		—	—	—	93,422	—
BlackRock Global Allocation Fund, Inc., Class K	510,193	52,868	(148,364)		414,697	8,173,675	158,586	531,391	(434,309)
BlackRock Global Long/Short Credit Fund, Class K	1,224,237	130,569	(306,421)		1,048,385	10,934,657	167,110	73,701	(76,433)
BlackRock High Yield Bond Portfolio, Class K	—	1,313,604	(1,313,604)		—	—	256,251	(252,036)	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	67,880	—	(67,880	)(b)	—	—	3,556	—	—
BlackRock Low Duration Bond Portfolio, Class K	—	651,729	(651,729)		—	—	40,497	(25,264)	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,920,724	422,810	(986,536)		3,356,998	32,663,592	1,269,610	76,746	(986,320)
BlackRock Total Emerging Markets Fund, Institutional Class	658,751	32,001	(690,752)		—	—	97,213	1,010,648	(769,181)
iShares 20+ Year Treasury Bond ETF	51,826	2,445	(54,271)		—	—	129,660	(141,192)	(13,903)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) September 30, 2018	BlackRock 20/80 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares 7-10 Year Treasury Bond ETF	185,126	223,142		(224,048)		184,220	$18,637,537	$622,283		$(981,293)	$(653,671)
iShares Core MSCI EAFE ETF	107,503	606		(108,109)		—	—	74,310		1,844,608	(1,354,500)
iShares Core S&P 500 ETF	106,292	478		(106,770)		—	—	97,389		2,998,532	(906,404)
iShares Core S&P Total U.S. Stock Market ETF	689,257	44,887		(355,327)		378,817	25,240,577	628,297		4,537,620	603,288
iShares Edge MSCI Min Vol Global ETF	—	132,057		(132,057)		—	—	—		18,705	—
iShares Edge MSCI Multi Factor USA ETF	—	410,617		(241,952)		168,665	5,670,517	91,829		(309,540)	129,258
iShares Edge MSCI USA Momentum Factor ETF	—	116,708		(12,962)		103,746	12,345,774	65,180		98,748	1,574,117
iShares Floating Rate Bond ETF	—	625,088		(41,164)		583,924	29,791,803	137,544		878	44,848
iShares iBoxx $ High Yield Corporate Bond ETF	113,972	—		(113,972)		—	—	41,601		116,838	(159,901)
iShares Intermediate Credit Bond ETF	277,556	908		(278,464)		—	—	295,432		(643,860)	106,844
iShares J.P. Morgan USD Emerging Markets Bond ETF	109,373	181,045		(90,794)		199,624	21,521,464	806,547		(294,114)	(1,607,054)
iShares TIPS Bond ETF	57,766	3,419		(61,185)		—	—	137,580		86,242	(143,297)
Master Advantage Large Cap Core Portfolio	$—	$8,871,994	(c)(d)	$—		$8,871,994	8,871,994	37,096		100,665	246,779
Master Total Return Portfolio	$51,921,154	$1,959,543	(c)(d)	$—		$53,880,697	53,880,697	2,158,704		(908,873)	(1,679,296)
U.S. Total Bond Index Master Portfolio	$50,677,655	$—		$(10,264,681	)(b)(d)	$40,412,974	40,412,974	1,193,934		(342,850)	(1,500,812)
SL Liquidity Series, LLC, Money Market Series	19,599,212	10,644,284	(c)	—		30,243,496	30,246,520	44,439	(e)	(3,925)	(1,662)

							$303,693,682	$8,554,648		$7,182,200	$(8,295,305)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended September 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(84,024)	$—	$—	$(84,024)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(36,165)	$—	$—	$(36,165)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,322,661
Average amounts sold — in USD	1,668,458

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2018	BlackRock 20/80 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$56,732,444	$—	$—	$56,732,444
Fixed Income Funds(a)	113,549,053	—	—	113,549,053

Subtotal	$170,281,497	$—	$—	$170,281,497

Investments Valued at NAV(b)				133,412,185

Total Investments				$303,693,682

(a)	See above Schedule of Investments for values in each security type.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended September 30, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments September 30, 2018	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 107.2%

Equity Funds — 47.2%
BlackRock Advantage Emerging Markets Fund, Class K (a)	716,355	$7,356,967
BlackRock Global Allocation Fund, Inc., Class K	1,438,945	28,361,614
iShares Core MSCI EAFE ETF	109,333	7,006,059
iShares Core S&P Total U.S. Stock Market ETF	784,999	52,304,483
iShares Edge MSCI Multifactor USA ETF	451,434	15,177,211
iShares Edge MSCI USA Momentum Factor ETF	131,726	15,675,394
iShares Global Tech ETF	84,843	14,857,706
Master Advantage Large Cap Core Portfolio	$29,227,367	29,227,367

		169,966,801
Fixed Income Funds — 53.0%
BlackRock Global Long/Short Credit Fund, Class K	1,373,965	14,330,453
BlackRock Strategic Income Opportunities Portfolio, Class K	2,191,115	21,319,551
iShares 7-10 Year Treasury Bond ETF (b)	351,378	35,548,912
iShares Floating Rate Bond ETF (b)	627,385	32,009,183
iShares J.P. Morgan USD Emerging Markets Bond ETF	225,622	24,324,308
Master Total Return Portfolio	$63,633,084	63,633,084

		191,165,491

Short-Term Securities — 7.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97% (c)	453,004	453,004
SL Liquidity Series, LLC, Money Market Series, 2.26% (c)(d)	24,690,566	24,693,035

		25,146,039

Total Affiliated Investment Companies — 107.2% (Cost: $367,574,637)		386,278,331
Liabilities in Excess of Other Assets — (7.2)%		(25,842,451)

Net Assets — 100.0%		$360,435,880

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the year ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	2,086,837	(1,370,482)		716,355	$7,356,967	$—	$(1,358,887)	$(994,955)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	2,061,856	(2,061,856)		—	—	—	167,933	—
BlackRock Global Allocation Fund, Inc., Class K	1,593,021	132,192	(286,268)		1,438,945	28,361,614	514,413	1,313,897	(1,022,403)
BlackRock Global Long/Short Credit Fund, Class K	1,482,582	162,964	(271,581)		1,373,965	14,330,453	201,135	28,132	(27,318)
BlackRock High Yield Bond Portfolio, Class K	—	1,596,668	(1,596,668)		—	—	312,044	(309,900)	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	683,835	—	(230,831	)(b)	453,004	453,004	3,913	—	—

16	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2018	BlackRock 40/60 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Low Duration Bond Portfolio, Class K	—	825,173		(825,173)	—	$—	$50,965		$(31,821)	$—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,000,874	619,983		(429,742)	2,191,115	21,319,551	787,500		(51,965)	(530,822)
BlackRock Total Emerging Markets Fund, Institutional Class	2,296,724	130,915		(2,427,639)	—	—	355,782		3,500,370	(2,628,090)
iShares 20+ Year Treasury Bond ETF	—	68,833		(68,833)	—	—	148,209		(172,816)	—
iShares 7-10 Year Treasury Bond ETF	368,591	203,989		(221,202)	351,378	35,548,912	1,019,421		(1,447,818)	(1,182,931)
iShares Core MSCI EAFE ETF	381,881	8,583		(281,131)	109,333	7,006,059	399,875		3,566,818	(2,596,775)
iShares Core S&P 500 ETF	143,561	1,843		(145,404)	—	—	157,112		4,508,813	(1,220,276)
iShares Core S&P Total U.S. Stock Market ETF	1,546,480	125,644		(887,125)	784,999	52,304,483	1,322,470		11,502,604	266,244
iShares Edge MSCI Multifactor USA ETF	—	856,235		(404,801)	451,434	15,177,211	215,690		(556,160)	342,133
iShares Edge MSCI USA Momentum Factor ETF	—	147,483		(15,757)	131,726	15,675,394	82,002		110,431	1,997,138
iShares Floating Rate Bond ETF	—	652,661		(25,276)	627,385	32,009,183	145,663		430	48,159
iShares Global Tech ETF	—	88,227		(3,384)	84,843	14,857,706	—		7,154	518,314
iShares iBoxx $ High Yield Corporate Bond ETF	139,154	—		(139,154)	—	—	50,793		141,801	(194,380)
iShares Intermediate Credit Bond ETF	331,083	—		(331,083)	—	—	252,571		(520,029)	168,595
iShares JP Morgan USD Emerging Markets Bond ETF	134,695	360,526		(269,599)	225,622	24,324,308	919,137		(265,308)	(2,288,507)
Master Advantage Large Cap Core Portfolio	$—	$29,227,367	(c)(d)	$—	$29,227,367	29,227,367	235,515		804,708	521,956
Master Total Return Portfolio	$54,925,330	$8,707,754	(c)(d)	$—	$63,633,084	63,633,084	2,394,129		(1,041,170)	(1,834,998)
SL Liquidity Series, LLC, Money Market Series	12,456,517	12,234,049	(c)	—	24,690,566	24,693,035	82,668	(e)	(10,726)	—

						$386,278,331	$9,651,007		$19,886,491	$(10,658,916)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchase.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended September 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(397,190)	$—	$—	$(397,190)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(121,358)	$—	$—	$(121,358)

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) September 30, 2018	BlackRock 40/60 Target Allocation Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$17,677,577
Average amounts sold — in USD	8,597,273

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$140,739,434	$—	$—	$140,739,434
Fixed Income Funds(a)	127,532,407	—	—	127,532,407
Short-Term Securities	453,004	—	—	453,004

Subtotal	$268,724,845	$—	$—	$268,724,845

Investments Valued at NAV(b)				117,553,486

Total Investments				$386,278,331

(a)	See above Schedule of Investments for values in each security type.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended September 30, 2018, there were no transfers between levels.

See notes to financial statements.

18	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments September 30, 2018	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 102.5%

Equity Funds — 67.5%
BlackRock Advantage Emerging Markets Fund, Class K (a)	2,571,993	$26,414,363
BlackRock Global Allocation Fund, Inc., Class K	1,840,604	36,278,298
iShares Core MSCI EAFE ETF	417,315	26,741,545
iShares Core S&P Mid-Cap ETF	187,006	37,642,438
iShares Core S&P Total U.S. Stock Market ETF	1,240,988	82,687,030
iShares Edge MSCI Multifactor USA ETF	984,409	33,095,831
iShares Edge MSCI USA Momentum Factor ETF	286,985	34,151,215
iShares Global Tech ETF	157,101	27,511,527
Master Advantage Large Cap Core Portfolio	$54,214,183	54,214,183

		358,736,430
Fixed Income Funds — 33.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,760,849	36,593,060
iShares 7-10 Year Treasury Bond ETF (b)	161,287	16,317,406
iShares Floating Rate Bond ETF	413,138	21,078,301
iShares J.P. Morgan USD Emerging Markets Bond ETF	190,250	20,510,852
Master Total Return Portfolio	$83,736,584	83,736,584

		178,236,203
Short-Term Securities — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97% (c)	463,321	463,321
SL Liquidity Series, LLC, Money Market Series, 2.26% (c)(d)	7,555,522	7,556,277

		8,019,598

Total Affiliated Investment Companies — 102.5% (Cost: $503,664,925)		544,992,231
Liabilities in Excess of Other Assets — (2.5)%		(13,060,174)

Net Assets — 100.0%		$531,932,057

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the year ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	4,271,484		(1,699,491)	2,571,993	$26,414,363	$—	$(1,237,603)	$(3,559,695)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	4,207,691		(4,207,691)	—	—	—	2,197,252	—
BlackRock Global Allocation Fund, Inc., Class K	1,803,895	202,199		(165,490)	1,840,604	36,278,298	602,068	1,269,368	(935,427)
BlackRock Global Dividend Portfolio, Class K	1,509,924	1,753		(1,511,677)	—	—	—	2,832,631	(2,546,398)
BlackRock High Yield Bond Portfolio, Class K	—	2,120,554		(2,120,554)	—	—	412,869	(417,737)	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	396,263	67,058	(c)	—	463,321	463,321	8,503	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,550,941	1,565,567		(355,659)	3,760,849	36,593,060	1,188,553	(45,139)	(918,358)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) September 30, 2018	BlackRock 60/40 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Total Emerging Markets Fund, Institutional Class	3,468,984	212,708		(3,681,692)		—	$—	$541,398		$4,875,568	$(4,031,262)
iShares 20+ Year Treasury Bond ETF	—	95,343		(95,343)		—	—	200,440		(206,111)	—
iShares 7-10 Year Treasury Bond ETF	379,518	159,529		(377,760)		161,287	16,317,406	505,616		(1,189,670)	(107,281)
iShares Edge MSCI USA Momentum Factor ETF	—	405,998		(119,013)		286,985	34,151,215	207,006		934,057	4,323,202
iShares Core MSCI EAFE ETF	908,091	46,854		(537,630)		417,315	26,741,545	1,212,270		4,926,082	(3,917,151)
iShares Core MSCI Emerging ETF	204,772	2,398		(207,170)		—	—	196,814		2,407,041	(1,303,335)
iShares Core S&P 500 ETF	185,128	3,125		(188,253)		—	—	232,051		6,327,329	(1,571,795)
iShares Core S&P Mid-Cap ETF	198,761	14,779		(26,534)		187,006	37,642,438	550,828		370,566	4,013,670
iShares Core S&P Total U.S. Stock Market ETF	2,171,941	244,609		(1,175,562)		1,240,988	82,687,030	1,934,165		13,994,287	3,226,117
iShares Edge MSCI Multifactor USA ETF	—	1,663,442		(679,033)		984,409	33,095,831	440,592		(1,007,300)	747,217
iShares Global Tech ETF	—	158,856		(1,755)		157,101	27,511,527	—		3,377	956,191
iShares iShares Floating Rate Bond ETF	—	417,865		(4,727)		413,138	21,078,301	92,950		139	31,607
iShares iBoxx $ High Yield Corporate Bond ETF	178,667	200		(178,867)		—	—	65,215		183,527	(251,091)
iShares J.P. Morgan USD Emerging Markets Bond ETF	130,181	337,208		(277,139)		190,250	20,510,852	792,823		(241,639)	(1,961,717)
Master Advantage Large Cap Core Portfolio	$—	$54,214,183	(c)(d)	$—		$54,214,183	54,214,183	378,846		1,256,710	1,071,302
Master Total Return Portfolio	$50,375,091	$33,361,493	(c)(d)	$—		$83,736,584	83,736,584	2,669,473		(1,279,649)	(1,919,326)
SL Liquidity Series, LLC, Money Market Series	22,530,883	—		(14,975,361	)(b)	7,555,522	7,556,277	81,931	(e)	(4,636)	139

							$544,992,231	$12,314,411		$35,948,450	$(8,653,391)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended September 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(1,064,142)	$—	$—	$(1,064,142)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(213,462)	$—	$—	$(213,462)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$47,837,283
Average amounts sold — in USD	24,209,834

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2018	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$304,522,247	$—	$—	$304,522,247
Fixed Income Funds(a)	94,499,619	—	—	94,499,619
Short-Term Securities	463,321	—	—	463,321

Subtotal	$399,485,187	$—	$—	$399,485,187

Investments Valued at NAV(b)				145,507,044

Total Investments				$544,992,231

(a)	See above Schedule of Investments for values in each security type.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended September 30, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments September 30, 2018	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(c) — 100.8%

Equity Funds — 86.0%
BlackRock Advantage Emerging Markets Fund, Class K (a)	2,350,475	$24,139,380
BlackRock Global Allocation Fund, Inc., Class K	1,061,784	20,927,767
International Tilts Master Portfolio	$13,353,596	13,353,596
iShares Core MSCI EAFE ETF	341,129	21,859,546
iShares Core S&P Mid-Cap ETF	234,597	47,222,030
iShares Core S&P Total U.S. Stock Market ETF	954,898	63,624,855
iShares Edge MSCI Min Vol USA ETF	135,205	7,712,093
iShares Edge MSCI Multifactor USA ETF	888,945	29,886,331
iShares Edge MSCI USA Momentum Factor ETF	195,387	23,251,053
iShares Global Tech ETF	127,132	22,263,356
Master Advantage Large Cap Core Portfolio	$36,558,308	36,558,308

		310,798,315

Fixed Income Funds — 14.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	1,449,280	14,101,494
Master Total Return Portfolio	$38,868,218	38,868,218

		52,969,712

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97% (b)	676,884	676,884

Total Affiliated Investment Companies — 100.8% (Cost: $329,600,010)		364,444,911
Liabilities in Excess of Other Assets — (0.8)%		(3,026,048)

Net Assets — 100.0%		$361,418,863

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the year ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	2,452,651		(102,176)		2,350,475	$24,139,380	$—	$(123,130)	$(2,775,300)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	1,743,949		(1,743,949)		—	—	—	1,224,302	—
BlackRock Basic Value Fund, Inc., Class K	450,606	722		(451,328)		—	—	—	1,671,522	(1,590,458)
BlackRock Global Allocation Fund, Inc., Class K	864,350	269,149		(71,715)		1,061,784	20,927,767	317,584	583,330	(464,548)
BlackRock Global Dividend Portfolio, Class K	1,048,179	1,741		(1,049,920)		—	—	—	1,860,247	(1,661,147)
BlackRock High Yield Portfolio, Class K	—	803,946		(803,946)		—	—	89,318	4,069	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	884,589	—		(207,705	)(b)	676,884	676,884	13,038	2	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	1,526,397		(77,117)		1,449,280	14,101,494	322,288	(17,441)	(411,282)
BlackRock Total Emerging Markets Fund, Institutional Class	1,386,186	203,103		(1,589,289)		—	—	226,670	1,765,186	(1,513,263)
International Tilts Master Portfolio	$—	$13,353,596	(c)(d)	$—		$13,353,596	13,353,596	445,755	618,324	(856,441)
iShares 20+ Year Treasury Bond ETF	—	60,262		(60,262)		—	—	87,414	(158,643)	—
iShares 7-10 Year Treasury Bond ETF	56,446	61,444		(117,890)		—	—	64,093	(203,168)	(7,750)
iShares Core MSCI EAFE ETF	649,099	101,264		(409,234)		341,129	21,859,546	884,857	2,953,434	(2,502,562)

22	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2018	BlackRock 80/20 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Core MSCI Emerging Markets ETF	226,267	36,634		(262,901)		—	—	$270,099		$1,720,363	$(1,410,054)
iShares Core S&P 500 ETF	151,466	7,711		(159,177)		—	—	180,317		6,437,496	(2,725,978)
iShares Core S&P Mid-Cap ETF	178,303	79,263		(22,969)		234,597	47,222,030	645,295		13,460	4,512,110
iShares Core S&P Total U.S. Stock Market ETF	1,273,642	260,177		(578,921)		954,898	63,624,855	1,323,685		4,082,146	6,921,909
iShares Edge MSCI Min Vol USA ETF	117,683	26,271		(8,749)		135,205	7,712,093	132,106		(823)	861,081
iShares Edge MSCI Multifactor USA ETF	—	1,451,085		(562,140)		888,945	29,886,331	446,113		(855,020)	1,715,203
iShares Edge MSCI USA Momentum Factor ETF	—	306,666		(111,279)		195,387	23,251,053	148,924		820,736	2,948,636
iShares Global Tech ETF	—	129,448		(2,316)		127,132	22,263,356	—		639	771,412
iShares iBoxx $ High Yield Corporate Bond ETF	61,697	220		(61,917)		—	—	22,520		61,596	(84,920)
iShares J.P. Morgan USD Emerging Markets Bond ETF	50,854	220		(51,074)		—	—	22,996		157,664	(187,037)
Master Advantage Large Cap Core Portfolio	$—	$36,558,308	(c)(d)	$—		$36,558,308	36,558,308	282,626		951,280	708,310
Master Total Return Portfolio	$14,250,005	$24,618,213	(c)(d)	$—		$38,868,218	38,868,218	956,280		(494,234)	(668,130)
SL Liquidity Series, LLC, Money Market Series	42,722,453	—		(42,722,453	)(b)	—	—	38,597	(e)	1,886	—

							$364,444,911	$6,920,575		$23,075,223	$1,579,791

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) September 30, 2018	BlackRock 80/20 Target Allocation Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended September 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(804,568)	$—	$—	$(804,568)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(131,712)	$—	$—	$(131,712)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$35,645,432
Average amounts sold — in USD	17,822,643

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$260,886,411	$—	$—	$260,886,411
Fixed Income Funds(a)	14,101,494	—	—	14,101,494
Short-Term Securities	676,884	—	—	676,884

Subtotal	$275,664,789	$—	$—	$275,664,789

Investments Valued at NAV(b)				88,780,122

Total Investments				$364,444,911

(a)	See above Schedule of Investments for values in each security type.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended September 30, 2018, there were no transfers between levels.

See notes to financial statements.

24	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

September 30, 2018

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments at value — affiliated(a)(b)	$303,693,682	$386,278,331	$544,992,231	$364,444,911
Receivables:
Investments sold — affiliated	749,232	—	—	—
Securities lending income — affiliated	5,093	4,943	3,209	2,143
Capital shares sold	187,904	241,011	478,908	356,057
Dividends — affiliated	243,655	376,346	811,813	707,850
From the Manager	2,266	3,399	12,155	21,939
Prepaid expenses	18,374	18,100	18,291	15,861

Total assets	304,900,206	386,922,130	546,316,607	365,548,761

LIABILITIES
Bank overdraft	361,924	—	—	—
Cash collateral on securities loaned at value	30,245,884	24,695,240	7,556,121	—
Payables:
Investments purchased — affiliated	82,685	148,733	500,658	640,957
Capital shares redeemed	335,631	1,289,179	5,875,362	3,158,695
Trustees’ and Officer’s fees	3,601	3,805	4,160	3,633
Board realignment and consolidation	8,285	9,145	11,961	8,207
Other accrued expenses	184,775	207,256	249,591	233,831
Other affiliates	5,258	8,681	18,161	3,197
Service and distribution fees	105,065	124,211	150,237	81,378
To the Manager	—	—	18,299	—

Total liabilities	31,333,108	26,486,250	14,384,550	4,129,898

NET ASSETS	$273,567,098	$360,435,880	$531,932,057	$361,418,863

NET ASSETS CONSIST OF
Paid-in capital	$260,371,814	$324,028,171	$461,628,643	$310,231,239
Undistributed net investment income	3,239,557	3,568,358	3,869,577	1,553,791
Undistributed net realized gain	4,422,596	14,135,657	25,106,531	14,788,932
Net unrealized appreciation (depreciation)	5,533,131	18,703,694	41,327,306	34,844,901

NET ASSETS	$273,567,098	$360,435,880	$531,932,057	$361,418,863

(a) Investments at cost — affiliated	$298,160,551	$367,574,637	$503,664,925	$329,600,010
(b) Securities loaned at value	$29,524,878	$24,139,336	$7,386,017	$—

F I N A N C I A L S T A T E M E N T S	25

Statements of Assets and Liabilities  (continued)

September 30, 2018

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

NET ASSET VALUE

Institutional
Net assets	$42,460,877	$66,356,963	$108,220,514	$115,594,081

Shares outstanding(a)	3,655,045	5,450,687	7,877,693	8,714,690

Net asset value	$11.62	$12.17	$13.74	$13.26

Investor A
Net assets	$122,393,775	$169,126,277	$280,969,765	$163,604,430

Shares outstanding(a)	10,682,288	14,027,729	20,809,930	12,586,821

Net asset value	$11.46	$12.06	$13.50	$13.00

Investor C
Net assets	$91,279,091	$101,711,477	$105,282,786	$55,985,909

Shares outstanding(a)	8,079,447	8,572,264	7,993,953	4,461,713

Net asset value	$11.30	$11.87	$13.17	$12.55

Class K
Net assets	$3,354,818	$4,938,868	$18,718,793	$14,402,551

Shares outstanding(a)	288,743	405,421	1,362,782	1,085,817

Net asset value	$11.62	$12.18	$13.74	$13.26

Class R
Net assets	$14,078,537	$18,302,295	$18,740,199	$11,831,892

Shares outstanding(a)	1,236,190	1,524,838	1,393,460	917,425

Net asset value	$11.39	$12.00	$13.45	$12.90

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

26	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended September 30, 2018

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$5,120,475	$6,938,695	$9,184,161	$5,197,317
Securities lending income — affiliated — net	44,439	82,668	81,931	38,597
Net investment income allocated from the affiliated Master Portfolios:
Income	3,389,734	2,629,644	3,048,319	1,684,661
Expenses	(193,724)	(239,367)	(278,026)	(241,740)

Total investment income	8,360,924	9,411,640	12,036,385	6,678,835

EXPENSES
Service and distribution — class specific	1,447,773	1,689,959	1,918,260	1,002,009
Transfer agent — class specific	282,056	367,977	489,615	396,565
Administration	130,439	163,396	222,873	142,387
Registration	86,801	87,484	88,921	92,333
Administration — class specific	61,457	76,958	105,243	67,007
Accounting services	60,901	60,901	60,900	60,901
Professional	47,497	45,825	46,267	45,857
Printing	28,583	26,694	31,638	22,386
Trustees and Officer	19,357	20,252	21,897	19,734
Custodian	13,620	8,575	18,642	16,282
Recoupment of past waived and/or reimbursed fees — class specific	. 8,985	9,849	27,117	—
Board realignment and consolidation	8,285	9,145	11,961	8,207
Miscellaneous	18,362	19,212	21,745	18,171

Total expenses	2,214,116	2,586,227	3,065,079	1,891,839
Less:
Fees waived and/or reimbursed by the Manager	(190,432)	(163,029)	(144,552)	(183,482)
Administration fees waived — class specific	(20,817)	(20,636)	(42,179)	(49,694)
Transfer agent fees waived and/or reimbursed — class specific	(35,231)	(95,928)	(119,550)	(157,811)

Total expenses after fees waived and/or reimbursed	1,967,636	2,306,634	2,758,798	1,500,852

Net investment income	6,393,288	7,105,006	9,277,587	5,177,983

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	7,773,333	18,278,430	33,585,226	20,897,218
Capital gain distributions from investment companies — affiliated	559,925	1,844,523	2,386,163	1,102,635
Allocation from the affiliated Master Portfolios	(1,151,058)	(236,462)	(22,939)	1,075,370
Forward foreign currency exchange contracts	(84,024)	(397,190)	(1,064,142)	(804,568)

	7,098,176	19,489,301	34,884,308	22,270,655

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(5,361,976)	(9,345,874)	(7,805,367)	2,396,052
Allocation from the affiliated Master Portfolios	(2,933,329)	(1,313,042)	(848,024)	(816,261)
Forward foreign currency exchange contracts	(36,165)	(121,358)	(213,462)	(131,712)

	(8,331,470)	(10,780,274)	(8,866,853)	1,448,079

Net realized and unrealized gain (loss)	(1,233,294)	8,709,027	26,017,455	23,718,734

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,159,994	$15,814,033	$35,295,042	$28,896,717

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Year Ended September 30,		Year Ended September 30,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,393,288	$6,672,662	$7,105,006	$6,856,903
Net realized gain	7,098,176	1,306,085	19,489,301	4,609,957
Net change in unrealized appreciation (depreciation)	(8,331,470)	6,454,800	(10,780,274)	19,078,979

Net increase in net assets resulting from operations	5,159,994	14,433,547	15,814,033	30,545,839

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,430,478)	(636,709)	(1,611,428)	(787,000)
Investor A	(3,404,968)	(2,487,177)	(4,012,801)	(2,975,215)
Investor C	(1,635,514)	(1,378,353)	(1,504,537)	(1,420,423)
Class K	(45,709)	(3,773)	(71,327)	(4,631)
Class R	(318,338)	(194,001)	(439,913)	(312,763)

Decrease in net assets resulting from distributions to shareholders	(6,835,007)	(4,700,013)	(7,640,006)	(5,500,032)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(56,374,959)	(63,107,436)	(48,795,549)	(41,039,551)

NET ASSETS
Total decrease in net assets	(58,049,972)	(53,373,902)	(40,621,522)	(15,993,744)
Beginning of year	331,617,070	384,990,972	401,057,402	417,051,146

End of year	$273,567,098	$331,617,070	$360,435,880	$401,057,402

Undistributed net investment income, end of year	$3,239,557	$4,359,205	$3,568,358	$3,557,533

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Year Ended September 30,		Year Ended September 30,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,277,587	$8,798,540	$5,177,983	$4,115,473
Net realized gain	34,884,308	3,895,851	22,270,655	291,749
Net change in unrealized appreciation (depreciation)	(8,866,853)	37,974,938	1,448,079	27,829,198

Net increase in net assets resulting from operations	35,295,042	50,669,329	28,896,717	32,236,420

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(2,053,905)	(1,139,161)	(1,456,367)	(673,908)
Investor A	(5,336,893)	(4,108,873)	(2,228,695)	(1,898,435)
Investor C	(1,264,657)	(1,196,050)	(426,744)	(366,069)
Class K	(289,879)	(4,851)	(163,325)	(3,764)
Class R	(349,693)	(251,096)	(166,880)	(132,824)
From net realized gain:
Institutional	(885,277)	—	(1,115,163)	—
Investor A	(2,703,906)	—	(2,085,082)	—
Investor C	(1,123,737)	—	(740,562)	—
Class K	(123,998)	—	(123,997)	—
Class R	(197,543)	—	(173,405)	—

Decrease in net assets resulting from distributions to shareholders	(14,329,488)	(6,700,031)	(8,680,220)	(3,075,000)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,077,808)	(607,542)	47,241,811	62,346,051

NET ASSETS
Total increase in net assets	13,887,746	43,361,756	67,458,308	91,507,471
Beginning of year	518,044,311	474,682,555	293,960,555	202,453,084

End of year	$531,932,057	$518,044,311	$361,418,863	$293,960,555

Undistributed net investment income, end of year	$3,869,577	$3,659,283	$1,553,791	$1,328,952

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund
	Institutional
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.67	$11.31	$11.50	$12.15	$11.78

Net investment income(a)	0.30	0.28	0.25	0.21	0.25
Net realized and unrealized gain (loss)	(0.04)	0.28	0.27	0.17	0.79

Net increase from investment operations	0.26	0.56	0.52	0.38	1.04

Distributions(b)
From net investment income	(0.31)	(0.20)	(0.23)	(0.40)	(0.31)
From net realized gain	—	—	(0.48)	(0.63)	(0.36)

Total distributions	(0.31)	(0.20)	(0.71)	(1.03)	(0.67)

Net asset value, end of year	$11.62	$11.67	$11.31	$11.50	$12.15

Total Return(c)
Based on net asset value	2.27%	5.09%	4.76%	3.12%	9.04%

Ratios to Average Net Assets
Total expenses(d)	0.31%	0.35%	0.33%	0.41%	0.47%

Total expenses after fees waived and/or reimbursed(d)	0.16%	0.17%	0.12%	0.16%	0.27%

Net investment income(d)	2.63%	2.49%	2.25%	1.80%	2.05%

Supplemental Data
Net assets, end of year (000)	$42,461	$52,839	$49,937	$22,738	$9,571

Portfolio turnover rate	64%	80%	95%	99%	46%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.31%	0.27%	0.45%	0.46%	0.37%

See notes to financial statements.

30	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Investor A
	Year Ended September 30,
	2018		2017		2016	2015		2014
Net asset value, beginning of year	$11.51		$11.16		$11.37	$12.02		$11.67

Net investment income(a)	0.26		0.24		0.21	0.16		0.20
Net realized and unrealized gain (loss)	(0.04)		0.28		0.26	0.17		0.77

Net increase from investment operations	0.22		0.52		0.47	0.33		0.97

Distributions(b)
From net investment income	(0.27)		(0.17)		(0.20)	(0.35)		(0.26)
From net realized gain	—		—		(0.48)	(0.63)		(0.36)

Total distributions	(0.27)		(0.17)		(0.68)	(0.98)		(0.62)

Net asset value, end of year	$11.46		$11.51		$11.16	$11.37		$12.02

Total Return(c)
Based on net asset value	1.94%		4.78%		4.35%	2.77%		8.54%

Ratios to Average Net Assets
Total expenses(d)	0.56	%(e)	0.60	%(e)	0.60%	0.71	%(e)	0.79	%(e)

Total expenses after fees waived and/or reimbursed(d)	0.50%		0.51%		0.46%	0.54%		0.67%

Net investment income(d)	2.29%		2.17%		1.88%	1.37%		1.66%

Supplemental Data
Net assets, end of year (000)	$122,394		$143,061		$171,824	$75,293		$45,095

Portfolio turnover rate	64%		80%		95%	99%		46%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.31%	0.27%	0.45%	0.46%	0.37%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2015, the ratio would have been 0.70%. There was no financial impact to the expense ratios for the years ended September 30, 2018, September 30, 2017 and September 30, 2014.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Investor C
	Year Ended September 30,
	2018		2017		2016		2015		2014
Net asset value, beginning of year	$11.34		$11.01		$11.24		$11.91		$11.57

Net investment income(a)	0.17		0.16		0.12		0.07		0.11
Net realized and unrealized gain (loss)	(0.04)		0.28		0.27		0.16		0.77

Net increase from investment operations	0.13		0.44		0.39		0.23		0.88

Distributions(b)
From net investment income	(0.17)		(0.11)		(0.14)		(0.27)		(0.18)
From net realized gain	—		—		(0.48)		(0.63)		(0.36)

Total distributions	(0.17)		(0.11)		(0.62)		(0.90)		(0.54)

Net asset value, end of year	$11.30		$11.34		$11.01		$11.24		$11.91

Total Return(c)
Based on net asset value	1.14%		4.01%		3.64%		1.92%		7.80%

Ratios to Average Net Assets
Total expenses(d)	1.31	%(e)	1.35	%(e)	1.33	%(e)	1.44	%(e)	1.54%

Total expenses after fees waived and/or reimbursed(d)	1.25%		1.26%		1.21%		1.27%		1.39%

Net investment income(d)	1.54%		1.42%		1.11%		0.62%		0.94%

Supplemental Data
Net assets, end of year (000)	$91,279		$118,900		$147,046		$57,521		$39,413

Portfolio turnover rate	64%		80%		95%		99%		46%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.31%	0.27%	0.45%	0.46%	0.37%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the ratio would have been 1.30%. There was no financial impact to the expense ratios for the years ended September 30, 2017, September 30, 2016 and September 30, 2015.

See notes to financial statements.

32	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Class K
	Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
	2018	2017
Net asset value, beginning of period	$11.67	$11.31	$10.90

Net investment income(b)	0.30	0.29	0.12
Net realized and unrealized gain (loss)	(0.04)	0.28	0.29

Net increase from investment operations	0.26	0.57	0.41

Distributions from net investment income(c)	(0.31)	(0.21)	—

Net asset value, end of period	$11.62	$11.67	$11.31

Total Return(d)
Based on net asset value	2.29%	5.12%	3.76	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.23%	0.29%	0.24	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.14%	0.16%	0.10	%(g)

Net investment income(f)	2.63%	2.63%	2.03	%(g)

Supplemental Data
Net assets, end of period (000)	$3,355	$1,607	$207

Portfolio turnover rate	64%	80%	95	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
	2018	2017
Investments in underlying funds	0.31%	0.27%	0.45%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Class R
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value, beginning of year	$11.44	$11.10	$11.30		$11.96	$11.60

Net investment income(a)	0.22	0.21	0.17		0.12	0.17
Net realized and unrealized gain (loss)	(0.03)	0.27	0.27		0.17	0.78

Net increase from investment operations	0.19	0.48	0.44		0.29	0.95

Distributions(b)
From net investment income	(0.24)	(0.14)	(0.16)		(0.32)	(0.23)
From net realized gain	—	—	(0.48)		(0.63)	(0.36)

Total distributions	(0.24)	(0.14)	(0.64)		(0.95)	(0.59)

Net asset value, end of year	$11.39	$11.44	$11.10		$11.30	$11.96

Total Return(c)
Based on net asset value	1.64%	4.39%	4.11%		2.41%	8.40%

Ratios to Average Net Assets
Total expenses(d)	0.89%	0.93%	0.91	%(e)	1.01%	1.13%

Total expenses after fees waived and/or reimbursed(d)	0.81%	0.82%	0.77%		0.79%	0.88%

Net investment income(d)	1.97%	1.86%	1.58%		1.05%	1.45%

Supplemental Data
Net assets, end of year (000)	$14,079	$15,209	$15,976		$9,331	$9,016

Portfolio turnover rate	64%	80%	95%		99%	46%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.31%	0.27%	0.45%	0.46%	0.37%

(e)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2016.

See notes to financial statements.

34	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund
	Institutional
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.91	$11.18	$11.54	$12.64	$12.15

Net investment income(a)	0.28	0.26	0.23	0.20	0.20
Net realized and unrealized gain	0.28	0.67	0.45	0.03	1.06

Net increase from investment operations	0.56	0.93	0.68	0.23	1.26

Distributions(b)
From net investment income	(0.30)	(0.20)	(0.23)	(0.34)	(0.43)
From net realized gain	—	—	(0.81)	(0.99)	(0.34)

Total distributions	(0.30)	(0.20)	(1.04)	(1.33)	(0.77)

Net asset value, end of year	$12.17	$11.91	$11.18	$11.54	$12.64

Total Return(c)
Based on net asset value	4.74%	8.48%	6.31%	1.66%	10.73%

Ratios to Average Net Assets
Total expenses(d)	0.32%	0.36%	0.35%	0.43%	0.45%

Total expenses after fees waived and/or reimbursed(d)	0.15%	0.16%	0.12%	0.14%	0.23%

Net investment income(d)	2.37%	2.29%	2.12%	1.67%	1.61%

Supplemental Data
Net assets, end of year (000)	$66,357	$60,948	$45,376	$22,581	$14,627

Portfolio turnover rate	79%	74%	103%	117%	60%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.30%	0.29%	0.46%	0.46%	0.43%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Investor A
	Year Ended September 30,
	2018		2017	2016		2015		2014
Net asset value, beginning of year	$11.80		$11.08	$11.46		$12.56		$12.06

Net investment income(a)	0.24		0.22	0.20		0.15		0.17
Net realized and unrealized gain	0.28		0.67	0.43		0.04		1.05

Net increase from investment operations	0.52		0.89	0.63		0.19		1.22

Distributions(b)
From net investment income	(0.26)		(0.17)	(0.20)		(0.30)		(0.38)
From net realized gain	—		—	(0.81)		(0.99)		(0.34)

Total distributions	(0.26)		(0.17)	(1.01)		(1.29)		(0.72)

Net asset value, end of year	$12.06		$11.80	$11.08		$11.46		$12.56

Total Return(c)
Based on net asset value	4.42%		8.17%	5.89%		1.33%		10.41%

Ratios to Average Net Assets
Total expenses(d)	0.54	%(e)	0.57%	0.58	%(e)	0.68	%(e)	0.73%

Total expenses after fees waived and/or reimbursed(d)	0.49%		0.50%	0.46%		0.50%		0.60%

Net investment income(d)	2.02%		1.93%	1.81%		1.24%		1.33%

Supplemental Data
Net assets, end of year (000)	$169,126		$186,642	$195,865		$86,088		$63,500

Portfolio turnover rate	79%		74%	103%		117%		60%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.30%	0.29%	0.46%	0.46%	0.43%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the ratio would have been 0.53%. There was no financial impact to the expense ratios for the years ended September 30, 2016 and September 30, 2015.

See notes to financial statements.

36	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Investor C
	Year Ended September 30,
	2018		2017		2016		2015		2014
Net asset value, beginning of year	$11.60		$10.91		$11.31		$12.41		$11.91

Net investment income(a)	0.15		0.13		0.11		0.06		0.07
Net realized and unrealized gain	0.27		0.66		0.44		0.04		1.04

Net increase from investment operations	0.42		0.79		0.55		0.10		1.11

Distributions(b)
From net investment income	(0.15)		(0.10)		(0.14)		(0.21)		(0.27)
From net realized gain	—		—		(0.81)		(0.99)		(0.34)

Total distributions	(0.15)		(0.10)		(0.95)		(1.20)		(0.61)

Net asset value, end of year	$11.87		$11.60		$10.91		$11.31		$12.41

Total Return(c)
Based on net asset value	3.63%		7.32%		5.18%		0.57%		9.52%

Ratios to Average Net Assets
Total expenses(d)	1.29	%(e)	1.33	%(e)	1.33	%(e)	1.44	%(e)	1.50	%(e)

Total expenses after fees waived and/or reimbursed(d)	1.24%		1.25%		1.21%		1.27%		1.38%

Net investment income(d)	1.26%		1.18%		1.04%		0.47%		0.56%

Supplemental Data
Net assets, end of year (000)	$101,711		$128,703		$153,937		$59,026		$50,554

Portfolio turnover rate	79%		74%		103%		117%		60%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.30%	0.29%	0.46%	0.46%	0.43%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2016, September 30, 2015 and September 30, 2014, the ratio would have been 1.32%, 1.43% and 1.49%, respectively. There was no financial impact to the expense ratio for the years ended September 30, 2018 and September 30, 2017.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Class K
	Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
	2018	2017
Net asset value, beginning of period	$11.92	$11.19	$10.68

Net investment income(b)	0.29	0.29	0.11
Net realized and unrealized gain	0.27	0.64	0.40

Net increase from investment operations	0.56	0.93	0.51

Distributions from net investment income(c)	(0.30)	(0.20)	—

Net asset value, end of period	$12.18	$11.92	$11.19

Total Return(d)
Based on net asset value	4.75%	8.49%	4.78	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.21%	0.26%	0.23	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.13%	0.14%	0.10	%(g)

Net investment income(f)	2.40%	2.56%	1.94	%(g)

Supplemental Data
Net assets, end of period (000)	$4,939	$2,359	$253

Portfolio turnover rate	79%	74%	103	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
	2018	2017
Investments in underlying funds	0.30%	0.29%	0.46%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

38	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Class R
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.75	$11.04	$11.40	$12.49	$12.00

Net investment income(a)	0.22	0.20	0.18	0.13	0.15
Net realized and unrealized gain	0.27	0.66	0.44	0.04	1.04

Net increase from investment operations	0.49	0.86	0.62	0.17	1.19

Distributions(b)
From net investment income	(0.24)	(0.15)	(0.17)	(0.27)	(0.36)
From net realized gain	—	—	(0.81)	(0.99)	(0.34)

Total distributions	(0.24)	(0.15)	(0.98)	(1.26)	(0.70)

Net asset value, end of year	$12.00	$11.75	$11.04	$11.40	$12.49

Total Return(c)
Based on net asset value	4.18%	7.94%	5.80%	1.18%	10.21%

Ratios to Average Net Assets
Total expenses(d)	0.84%	0.88%	0.89%	0.96%	1.01%

Total expenses after fees waived and/or reimbursed(d)	0.65%	0.66%	0.62%	0.64%	0.73%

Net investment income(d)	1.84%	1.77%	1.65%	1.06%	1.22%

Supplemental Data
Net assets, end of year (000)	$18,302	$22,405	$21,619	$15,130	$16,440

Portfolio turnover rate	79%	74%	103%	117%	60%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.30%	0.29%	0.46%	0.46%	0.43%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund
	Institutional
	Year Ended September 30,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$13.20	$12.08		$12.39	$13.64	$12.32

Net investment income(a)	0.30	0.28		0.23	0.21	0.17
Net realized and unrealized gain (loss)	0.67	1.05		0.60	(0.10)	1.35

Net increase from investment operations	0.97	1.33		0.83	0.11	1.52

Distributions(b)
From net investment income	(0.30)	(0.21)		(0.22)	(0.48)	(0.20)
From net realized gain	(0.13)	—		(0.92)	(0.88)	—

Total distributions	(0.43)	(0.21)		(1.14)	(1.36)	(0.20)

Net asset value, end of year	$13.74	$13.20		$12.08	$12.39	$13.64

Total Return(c)
Based on net asset value	7.42%	11.19	%(d)	7.10%	0.43%	12.43%

Ratios to Average Net Assets
Total expenses(e)	0.29%	0.32%		0.31%	0.55%	0.56%

Total expenses after fees waived and/or reimbursed(e)	0.15%	0.14%		0.11%	0.13%	0.21%

Net investment income(e)	2.22%	2.27%		1.95%	1.60%	1.25%

Supplemental Data
Net assets, end of year (000)	$108,221	$90,274		$61,601	$8,755	$4,242

Portfolio turnover rate	88%	70%		94%	118%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.27%	0.26%	0.42%	0.46%	0.49%

See notes to financial statements.

40	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Investor A
	Year Ended September 30,
	2018		2017		2016		2015		2014
Net asset value, beginning of year	$12.98		$11.89		$12.22		$13.46		$12.18

Net investment income(a)	0.25		0.24		0.19		0.16		0.11
Net realized and unrealized gain (loss)	0.65		1.03		0.59		(0.11)		1.34

Net increase from investment operations	0.90		1.27		0.78		0.05		1.45

Distributions(b)
From net investment income	(0.25)		(0.18)		(0.19)		(0.41)		(0.17)
From net realized gain	(0.13)		—		(0.92)		(0.88)		—

Total distributions	(0.38)		(0.18)		(1.11)		(1.29)		(0.17)

Net asset value, end of year	$13.50		$12.98		$11.89		$12.22		$13.46

Total Return(c)
Based on net asset value	7.03%		10.86	%(d)	6.77%		0.00%		11.95%

Ratios to Average Net Assets
Total expenses(e)	0.51	%(f)	0.55	%(f)	0.57	%(f)	0.76	%(f)	0.81	%(f)

Total expenses after fees waived and/or reimbursed(e)	0.49%		0.48%		0.45%		0.49%		0.59%

Net investment income(e)	1.85%		1.93%		1.64%		1.20%		0.86%

Supplemental Data
Net assets, end of year (000)	$280,970		$279,181		$269,175		$64,012		$40,375

Portfolio turnover rate	88%		70%		94%		118%		69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.27%	0.26%	0.42%	0.46%	0.49%

(f)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2018 and September 30, 2014, the ratios would have been 0.50% and 0.80%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2017, September 30, 2016 and September 30, 2015.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Investor C
	Year Ended September 30,
	2018	2017		2016		2015	2014
Net asset value, beginning of year	$12.66	$11.61		$11.99		$13.21	$11.96

Net investment income(a)	0.14	0.14		0.10		0.06	0.02
Net realized and unrealized gain (loss)	0.64	1.02		0.57		(0.09)	1.31

Net increase (decrease) from investment operations	0.78	1.16		0.67		(0.03)	1.33

Distributions(b)
From net investment income	(0.14)	(0.11)		(0.13)		(0.31)	(0.08)
From net realized gain	(0.13)	—		(0.92)		(0.88)	—

Total distributions	(0.27)	(0.11)		(1.05)		(1.19)	(0.08)

Net asset value, end of year	$13.17	$12.66		$11.61		$11.99	$13.21

Total Return(c)
Based on net asset value	6.23%	10.06	%(d)	5.89%		(0.63)%	11.14%

Ratios to Average Net Assets
Total expenses(e)	1.28%	1.31%		1.33	%(f)	1.51%	1.57%

Total expenses after fees waived and/or reimbursed(e)	1.24%	1.23%		1.20%		1.22%	1.31%

Net investment income(e)	1.10%	1.17%		0.88%		0.45%	0.14%

Supplemental Data
Net assets, end of year (000)	$105,283	$117,602		$125,371		$45,308	$36,037

Portfolio turnover rate	88%	70%		94%		118%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.27%	0.26%	0.42%	0.46%	0.49%

(f)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2016.

See notes to financial statements.

42	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Class K
	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
	2018	2017
Net asset value, beginning of period	$13.20	$12.07		$11.45

Net investment income(b)	0.30	0.28		0.11
Net realized and unrealized gain	0.67	1.06		0.51

Net increase from investment operations	0.97	1.34		0.62

Distributions(c)
From net investment income	(0.30)	(0.21)		—
From net realized gain	(0.13)	—		—

Total distributions	(0.43)	(0.21)		—

Net asset value, end of period	$13.74	$13.20		$12.07

Total Return(d)
Based on net asset value	7.44%	11.30	%(e)	5.42	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.18%	0.24%		0.22	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.13%	0.12%		0.09	%(h)

Net investment income(g)	2.21%	2.37%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$18,719	$10,395		$276

Portfolio turnover rate	88%	70%		94	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
	2018	2017
Investments in underlying funds	0.27%	0.26%	0.42%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Class R
	Year Ended September 30,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$12.93	$11.85		$12.17	$13.40	$12.11

Net investment income(a)	0.22	0.21		0.17	0.13	0.09
Net realized and unrealized gain (loss)	0.66	1.03		0.59	(0.10)	1.33

Net increase from investment operations	0.88	1.24		0.76	0.03	1.42

Distributions(b)
From net investment income	(0.23)	(0.16)		(0.16)	(0.38)	(0.13)
From net realized gain	(0.13)	—		(0.92)	(0.88)	—

Total distributions	(0.36)	(0.16)		(1.08)	(1.26)	(0.13)

Net asset value, end of year	$13.45	$12.93		$11.85	$12.17	$13.40

Total Return(c)
Based on net asset value	6.85%	10.59	%(d)	6.63%	(0.16)%	11.75%

Ratios to Average Net Assets
Total expenses(e)	0.84%	0.86%		0.90%	1.03%	1.12	%(f)

Total expenses after fees waived and/or reimbursed(e)	0.68%	0.67%		0.64%	0.67%	0.76%

Net investment income(e)	1.66%	1.73%		1.48%	0.99%	0.69%

Supplemental Data
Net assets, end of year (000)	$18,740	$20,593		$18,260	$8,074	$7,866

Portfolio turnover rate	88%	70%		94%	118%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.27%	0.26%	0.42%	0.46%	0.49%

(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2014, the ratio would have been 1.11%.

See notes to financial statements.

44	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund
	Institutional
	Year Ended September 30,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$12.47	$11.11		$11.67	$13.84	$12.36

Net investment income(a)	0.25	0.25		0.20	0.19	0.14
Net realized and unrealized gain (loss)	0.93	1.30		0.71	(0.25)	1.56

Net increase (decrease) from investment operations	1.18	1.55		0.91	(0.06)	1.70

Distributions(b)
From net investment income	(0.22)	(0.19)		(0.19)	(0.46)	(0.22)
From net realized gain	(0.17)	—		(1.28)	(1.65)	—

Total distributions	(0.39)	(0.19)		(1.47)	(2.11)	(0.22)

Net asset value, end of year	$13.26	$12.47		$11.11	$11.67	$13.84

Total Return(c)
Based on net asset value	9.65%	14.11	%(d)	8.32%	(1.34)%	13.79%

Ratios to Average Net Assets
Total expenses(e)	0.36%	0.34%		0.43%	0.72%	0.75%

Total expenses after fees waived and/or reimbursed(e)	0.16%	0.11%		0.10%	0.14%	0.25%

Net investment income(e)	1.94%	2.09%		1.79%	1.51%	1.01%

Supplemental Data
Net assets, end of year (000)	$115,594	$75,614		$33,056	$7,436	$2,164

Portfolio turnover rate	80%	59%		81%	125%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.21%	0.21%	0.39%	0.41%	0.47%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Investor A
	Year Ended September 30,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$12.23	$10.92		$11.50	$13.66	$12.20

Net investment income(a)	0.19	0.20		0.17	0.13	0.09
Net realized and unrealized gain (loss)	0.93	1.27		0.69	(0.23)	1.54

Net increase (decrease) from investment operations	1.12	1.47		0.86	(0.10)	1.63

Distributions(b)
From net investment income	(0.18)	(0.16)		(0.16)	(0.41)	(0.17)
From net realized gain	(0.17)	—		(1.28)	(1.65)	—

Total distributions	(0.35)	(0.16)		(1.44)	(2.06)	(0.17)

Net asset value, end of year	$13.00	$12.23		$10.92	$11.50	$13.66

Total Return(c)
Based on net asset value	9.32%	13.66	%(d)	8.01%	(1.70)%	13.37%

Ratios to Average Net Assets
Total expenses(e)	0.57%	0.59%		0.73%	0.99%	1.05%

Total expenses after fees waived and/or reimbursed(e)	0.50%	0.45%		0.44%	0.47%	0.59%

Net investment income(e)	1.54%	1.73%		1.57%	0.99%	0.66%

Supplemental Data
Net assets, end of year (000)	$163,604	$146,811		$120,613	$29,595	$19,697

Portfolio turnover rate	80%	59%		81%	125%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.21%	0.21%	0.39%	0.41%	0.47%

See notes to financial statements.

46	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Investor C
	Year Ended September 30,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$11.82	$10.57		$11.19	$13.30	$11.90

Net investment income (loss)(a)	0.10	0.11		0.08	0.03	(0.01)
Net realized and unrealized gain (loss)	0.90	1.23		0.67	(0.22)	1.49

Net increase (decrease) from investment operations	1.00	1.34		0.75	(0.19)	1.48

Distributions(b)
From net investment income	(0.10)	(0.09)		(0.09)	(0.27)	(0.08)
From net realized gain	(0.17)	—		(1.28)	(1.65)	—

Total distributions	(0.27)	(0.09)		(1.37)	(1.92)	(0.08)

Net asset value, end of year	$12.55	$11.82		$10.57	$11.19	$13.30

Total Return(c)
Based on net asset value	8.55%	12.81	%(d)	7.13%	(2.39)%	12.50%

Ratios to Average Net Assets
Total expenses(e)	1.36%	1.39%		1.49%	1.77%	1.80%

Total expenses after fees waived and/or reimbursed(e)	1.25%	1.20%		1.19%	1.22%	1.34%

Net investment income (loss)(e)	0.80%	0.96%		0.77%	0.22%	(0.07)%

Supplemental Data
Net assets, end of year (000)	$55,986	$51,364		$38,988	$16,280	$14,902

Portfolio turnover rate	80%	59%		81%	125%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.21%	0.21%	0.39%	0.41%	0.47%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Class K
	Year Ended September 30,			Period from 3/28/2016(a) to 09/30/2016
	2018	2017
Net asset value, beginning of period	$12.47	$11.12		$10.40

Net investment income(b)	0.25	0.24		0.10
Net realized and unrealized gain	0.94	1.30		0.62

Net increase from investment operations	1.19	1.54		0.72

Distributions(c)
From net investment income	(0.23)	(0.19)		—
From net realized gain	(0.17)	—		—

Total distributions	(0.40)	(0.19)		—

Net asset value, end of period	$13.26	$12.47		$11.12

Total Return(d)
Based on net asset value	9.66%	14.02	%(e)	6.92	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.22%	0.29%		0.33	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.14%	0.09%		0.08	%(h)

Net investment income(g)	1.92%	2.16%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$14,403	$7,687		$222

Portfolio turnover rate	80%	59%		81	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
	2018	2017
Investments in underlying funds	0.21%	0.21%	0.39%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

48	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Class R
	Year Ended September 30,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$12.14	$10.83		$11.40	$13.55	$12.12

Net investment income(a)	0.17	0.18		0.15	0.10	0.07
Net realized and unrealized gain (loss)	0.92	1.27		0.69	(0.23)	1.52

Net increase (decrease) from investment operations	1.09	1.45		0.84	(0.13)	1.59

Distributions(b)
From net investment income	(0.16)	(0.14)		(0.13)	(0.37)	(0.16)
From net realized gain	(0.17)	—		(1.28)	(1.65)	—

Total distributions	(0.33)	(0.14)		(1.41)	(2.02)	(0.16)

Net asset value, end of year	$12.90	$12.14		$10.83	$11.40	$13.55

Total Return(c)
Based on net asset value	9.15%	13.54	%(d)	7.81%	(1.89)%	13.16%

Ratios to Average Net Assets
Total expenses(e)	0.90%	0.91%		1.05%	1.25%	1.30%

Total expenses after fees waived and/or reimbursed(e)	0.66%	0.61%		0.60%	0.63%	0.75%

Net investment income(e)	1.39%	1.57%		1.40%	0.80%	0.50%

Supplemental Data
Net assets, end of year (000)	$11,832	$12,484		$9,574	$5,789	$7,496

Portfolio turnover rate	80%	59%		81%	125%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.21%	0.21%	0.39%	0.41%	0.47%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Each Fund is a series of the Trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, in fixed-income securities and in multi-asset securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds and cash or money market instruments. Multi-asset Underlying Funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Effective November 8, 2018, the Funds will adopt an automatic conversion feature whereby Investor C Shares will be automatically converted into Investor A Shares after a conversion period of approximately ten years, and, thereafter, investors will be subject to lower ongoing fees. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as

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Notes to Financial Statements  (continued)

“senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance on the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

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Notes to Financial Statements  (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of September 30, 2018, certain investments of the Funds were valued using NAV per share as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

20/80 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc.	$5,102	$(5,102)	$—
Credit Suisse Securities (USA) LLC	29,519,776	(29,519,776)	—

	$29,524,878	$(29,524,878)	$—

40/60 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc.	$20,408	$(20,408)	$—

Credit Suisse Securities (USA) LLC	1,355,678	(1,355,678)	—
JP Morgan Securities LLC	22,763,250	(22,763,250)	—

	$24,139,336	$(24,139,336)	$—

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Notes to Financial Statements  (continued)

60/40 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Credit Suisse Securities (USA) LLC	$1,356,285	$(1,356,285)	$—
JP Morgan Securities LLC	6,029,732	(6,029,732)	—

	$7,386,017	$(7,386,017)	$—

(a)

Cash collateral with a value of $30,245,884, $24,695,240 and $7,556,121 has been received in connection with securities lending agreements for 20/80 Target Allocation, 40/60 Target Allocation and 60/40 Target Allocation, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

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Notes to Financial Statements  (continued)

Service and Distributions Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%
Distribution Fee	—	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended September 30, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$339,501	$1,033,044	$ 75,228	$1,447,773
40/60 Target Allocation	451,384	1,133,941	104,634	1,689,959
60/40 Target Allocation	703,966	1,115,312	98,982	1,918,260
80/20 Target Allocation	396,896	542,553	62,560	1,002,009

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400
$1 Billion - $2 Billion	0.0375
$2 Billion - $4 Billion	0.0350
$4 Billion - $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended September 30, 2018, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$10,152	$27,160	$20,661	$ 475	$3,009	$ 61,457
40/60 Target Allocation	13,228	36,111	22,679	755	4,185	76,958
60/40 Target Allocation	19,612	56,317	22,306	3,049	3,959	105,243
80/20 Target Allocation	19,570	31,752	10,851	2,332	2,502	67,007

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2018, the Funds did not pay any amounts to affiliates of BlackRock in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended September 30, 2018, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$225	$2,655	$1,849	$30	$120	$ 4,879
40/60 Target Allocation	306	3,761	2,255	37	203	6,562
60/40 Target Allocation	398	7,557	4,825	71	164	13,015
80/20 Target Allocation	404	6,995	4,025	58	101	11,583

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Notes to Financial Statements  (continued)

For the year ended September 30, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 44,676	$128,888	$ 82,485	$389	$25,618	$282,056
40/60 Target Allocation	82,286	157,100	97,545	524	30,522	367,977
60/40 Target Allocation	113,567	226,388	115,104	774	33,782	489,615
80/20 Target Allocation	142,571	157,076	73,518	613	22,787	396,565

Other Fees: For the year ended September 30, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

20/80 Target Allocation	$10,860
40/60 Target Allocation	12,249
60/40 Target Allocation	33,620
80/20 Target Allocation	28,510

For the year ended September 30, 2018, affiliates received CDSCs as follows:

	Investor A	Investor C
20/80 Target Allocation	$1,248	$ 9,501
40/60 Target Allocation	2,548	9,604
60/40 Target Allocation	3,527	11,114
80/20 Target Allocation	4,490	9,510

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class R
20/80 Target Allocation	1.13%	1.53%	2.25%	1.74%
40/60 Target Allocation	1.09	1.51	2.24	1.59
60/40 Target Allocation	1.07	1.45	2.17	1.62
80/20 Target Allocation	1.09	1.43	2.18	1.59

These contractual expense limitations are perpetual and have no effective termination date, but may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

These contractual fixed-term expense limitations are in effect through January 31, 2019, except for 60/40 Target Allocation which is in effect through January 31, 2021 but may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Master Portfolios in which the Funds invest. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2018, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

20/80 Target Allocation	$190,432
40/60 Target Allocation	163,029
60/40 Target Allocation	144,552
80/20 Target Allocation	183,482

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Notes to Financial Statements  (continued)

These amounts waived and/or reimbursed are shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2018, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$10,152	$7,417	$21	$475	$2,752	$20,817
40/60 Target Allocation	13,228	1,562	906	755	4,185	20,636
60/40 Target Allocation	19,611	522	15,038	3,049	3,959	42,179
80/20 Target Allocation	19,571	14,438	10,851	2,332	2,502	49,694

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$34,557	$—	$—	$389	$285	$35,231
40/60 Target Allocation	69,065	—	—	524	26,339	95,928
60/40 Target Allocation	93,968	—	934	774	23,874	119,550
80/20 Target Allocation	122,999	147	13,771	613	20,281	157,811

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the year ended September 30, 2018, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Funds:

	Investor A	Investor C	Total
20/80 Target Allocation	$82	$8,903	$8,985
40/60 Target Allocation	6,517	3,332	9,849
60/40 Target Allocation	27,117	—	27,117

On September 30, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring September 30,
	2019	2020
20/80 Target Allocation
Fund Level	$265,309	$190,432
Institutional	42,078	44,709
Investor A	13,676	7,417
Investor C	12,011	21
Class K	281	864
Class R	3,737	3,037
40/60 Target Allocation
Fund Level	265,805	163,029
Institutional	59,607	82,293
Investor A	12,670	1,562
Investor C	17,009	906
Class K	367	1,279
Class R	33,511	30,524
60/40 Target Allocation
Fund Level	295,700	144,552
Institutional	84,576	113,579
Investor A	25,147	522
Investor C	28,814	15,972
Class K	970	3,823
Class R	26,375	27,833
80/20 Target Allocation
Fund Level	297,600	183,482
Institutional	57,408	142,570
Investor A	40,086	14,585
Investor C	30,854	24,622
Class K	$777	$2,945

56	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Expiring September 30,
	2019	2020
Class R	20,741	22,783

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on September 30, 2018:

20/80 Target Allocation
Fund Level	$300,907
Institutional	43,162
Investor A	25,368
Class K	20
Class R	3,764
40/60 Target Allocation
Fund Level	323,838
Institutional	40,839
Investor A	12,190
Investor C	6,053
Class K	22
Class R	27,948
60/40 Target Allocation
Fund Level	296,425
Institutional	32,736
Investor C	14,308
Class K	24
Class R	18,765
80/20 Target Allocation
Fund Level	258,821
Institutional	17,539
Investor A	31,035
Investor C	16,970
Class K	21
Class R	15,712

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2018, each Fund paid BIM the following amounts for securities lending agent services:

20/80 Target Allocation	$10,081
40/60 Target Allocation	19,383
60/40 Target Allocation	18,890
80/20 Target Allocation	8,766

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
20/80 Target Allocation	$80,281	$701,609	$107,832
40/60 Target Allocation	—	946,522	24,152
60/40 Target Allocation	286,174	1,245,284	152,346
80/20 Target Allocation	738,793	675,753	16,080

7.	PURCHASES AND SALES

For the year ended September 30, 2018, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
20/80 Target Allocation	$195,187,166	$254,892,815
40/60 Target Allocation	303,081,350	352,890,548
60/40 Target Allocation	462,414,910	471,949,181
80/20 Target Allocation	311,503,619	266,340,192

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to foreign currency transactions, recognition of partnership income, the use of equalization and distributions received from a regulated investment company were reclassified to the following accounts:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Paid-in capital	$—	$2,261,289	$3,361,474	$1,766,290
Undistributed net investment income	(677,929)	545,825	227,734	(511,133)
Undistributed net realized gain	677,929	(2,807,114)	(3,589,208)	(1,255,157)

The tax character of distributions paid was as follows:

	20/80 Target Allocation	40/60 Target Allocation(a)	60/40 Target Allocation(a)	80/20 Target Allocation(a)
Ordinary income 9/30/18	$6,835,007	$7,640,006	$14,447,285	$7,977,444
9/30/17	$4,700,013	$5,500,032	$6,700,031	$3,075,000
Long-term capital gains 9/30/18	—	2,261,289	3,243,677	2,469,066

Total
9/30/18	$6,835,007	$9,901,295	$17,690,962	$10,446,510

9/30/17	$4,700,013	$5,500,032	$6,700,031	$3,075,000

(a)	Distribution amounts may include a portion of the proceeds from redeemed shares.

58	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Undistributed ordinary income	$3,180,102	$3,540,110	$10,985,565	$6,660,925
Undistributed long-term capital gains	3,431,107	13,605,457	18,329,244	9,373,089
Net unrealized gains(a)	6,584,075	19,262,142	40,988,605	35,153,610

	$13,195,284	$36,407,709	$70,303,414	$51,187,624

(a)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

During the year ended September 30, 2018, 20/80 Target Allocation and 40/60 Target Allocation utilized $3,728,664 and $1,869,703 of their respective capital loss carryforward, respectively.

As of September 30, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$297,169,062	$367,044,437	$504,064,385	$329,291,302

Gross unrealized appreciation	$12,576,420	$25,218,459	$48,582,501	$39,786,270
Gross unrealized depreciation	(6,051,800)	(5,984,565)	(7,654,655)	(4,632,661)

Net unrealized appreciation	$6,524,620	$19,233,894	$40,927,846	$35,153,609

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2018, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities or other investments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitations: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/18		Year Ended 09/30/17
20/80 Target Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,501,970	$17,372,702	2,848,310	$32,191,887
Shares issued in reinvestment of distributions	119,952	1,385,442	53,624	589,333
Shares redeemed	(2,495,614)	(28,795,383)	(2,789,229)	(31,368,781)

Net increase (decrease)	(873,692)	$(10,037,239)	112,705	$1,412,439

Investor A
Shares sold	2,191,125	$25,110,667	3,486,767	$38,874,173
Shares issued in reinvestment of distributions	283,218	3,234,351	215,852	2,346,275
Shares redeemed	(4,221,682)	(48,177,680)	(6,662,933)	(74,226,595)

Net decrease	(1,747,339)	$(19,832,662)	(2,960,314)	$(33,006,147)

Investor C
Shares sold	974,664	$11,015,638	1,814,106	$19,956,584
Shares issued in reinvestment of distributions	137,759	1,560,802	120,502	1,296,600
Shares redeemed	(3,521,467)	(39,773,346)	(4,798,880)	(52,885,353)

Net decrease	(2,409,044)	$(27,196,906)	(2,864,272)	$(31,632,169)

Class K
Shares sold	161,572	$1,861,084	151,331	$1,713,880
Shares issued in reinvestment of distributions	3,457	39,932	—	—
Shares redeemed	(14,031)	(161,841)	(31,935)	(362,205)

Net increase	150,998	$1,739,175	119,396	$1,351,675

Class R
Shares sold	295,460	$3,359,512	424,116	$4,698,099
Shares issued in reinvestment of distributions	27,965	318,237	17,913	194,001
Shares redeemed	(416,413)	(4,725,076)	(552,031)	(6,125,334)

Net decrease	(92,988)	$(1,047,327)	(110,002)	$(1,233,234)

Total Net Decrease	(4,972,065)	$(56,374,959)	(5,702,487)	$(63,107,436)

40/60 Target Allocation
Institutional
Shares sold	2,203,221	$26,386,976	3,630,219	$41,782,156
Shares issued in reinvestment of distributions	132,006	1,576,155	68,911	754,577
Shares redeemed	(2,000,347)	(23,961,144)	(2,641,616)	(29,910,101)

Net increase	334,880	$4,001,987	1,057,514	$12,626,632

60	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 09/30/18		Year Ended 09/30/17
40/60 Target Allocation (continued)	Shares	Amount	Shares	Amount
Investor A
Shares sold	2,053,207	$24,451,759	3,929,886	$44,391,309
Shares issued in reinvestment of distributions	317,661	3,764,273	254,875	2,772,622
Shares redeemed	(4,159,370)	(49,410,272)	(6,041,584)	(68,248,744)

Net decrease	(1,788,502)	$(21,194,240)	(1,856,823)	$(21,084,813)

Investor C
Shares sold	1,006,613	$11,808,122	1,944,668	$21,392,065
Shares issued in reinvestment of distributions	122,101	1,432,291	124,951	1,343,164
Shares redeemed	(3,653,407)	(42,843,825)	(5,087,918)	(56,706,537)

Net decrease	(2,524,693)	$(29,603,412)	(3,018,299)	$(33,971,308)

Class K
Shares sold	252,262	$3,039,163	188,989	$2,176,900
Shares issued in reinvestment of distributions	5,502	65,701	77	842
Shares redeemed	(50,256)	(604,695)	(13,788)	(161,867)

Net increase	207,508	$2,500,169	175,278	$2,015,875

Class R
Shares sold	276,076	$3,261,852	644,764	$7,185,147
Shares issued in reinvestment of distributions	37,249	439,913	28,853	312,762
Shares redeemed	(695,549)	(8,201,818)	(725,641)	(8,123,846)

Net decrease	(382,224)	$(4,500,053)	(52,024)	$(625,937)

Total Net Decrease	(4,153,031)	$(48,795,549)	(3,694,354)	$(41,039,551)

60/40 Target Allocation
Institutional
Shares sold	3,344,875	$44,874,753	4,384,260	$54,714,148
Shares issued in reinvestment of distributions	213,220	2,831,562	90,685	1,082,788
Shares redeemed	(2,518,605)	(33,876,048)	(2,737,639)	(33,770,092)

Net increase	1,039,490	$13,830,267	1,737,306	$22,026,844

Investor A
Shares sold	3,943,707	$52,196,086	5,608,582	$68,741,674
Shares issued in reinvestment of distributions	568,337	7,439,441	316,701	3,730,305
Shares redeemed	(5,207,330)	(68,945,241)	(7,055,563)	(86,686,418)

Net decrease	(695,286)	$(9,309,714)	(1,130,280)	$(14,214,439)

Investor C
Shares sold	1,326,059	$17,153,495	2,329,453	$27,544,354
Shares issued in reinvestment of distributions	178,828	2,295,901	98,375	1,135,373
Shares redeemed	(2,799,594)	(36,163,542)	(3,933,937)	(47,317,385)

Net decrease	(1,294,707)	$(16,714,146)	(1,506,109)	$(18,637,658)

Class K
Shares sold	744,306	$9,957,599	778,862	$9,842,558
Shares issued in reinvestment of distributions	30,604	406,420	97	1,157
Shares redeemed	(199,721)	(2,656,070)	(14,254)	(182,654)

Net increase	575,189	$7,707,949	764,705	$9,661,061

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (continued)

	Year Ended 09/30/18		Year Ended 09/30/17
60/40 Target Allocation (continued)	Shares	Amount	Shares	Amount
Class R
Shares sold	264,025	$3,473,761	447,764	$5,388,426
Shares issued in reinvestment of distributions	41,906	546,873	21,355	250,924
Shares redeemed	(504,951)	(6,612,798)	(418,195)	(5,082,700)

Net increase (decrease)	(199,020)	$(2,592,164)	50,924	$556,650

Total Net Decrease	(574,334)	$(7,077,808)	(83,454)	$(607,542)

80/20 Target Allocation
Institutional
Shares sold	4,555,305	$58,598,419	4,606,065	$53,849,077
Shares issued in reinvestment of distributions	201,532	2,555,425	58,977	656,416
Shares redeemed	(2,107,512)	(27,146,310)	(1,573,840)	(18,363,362)

Net increase	2,649,325	$34,007,534	3,091,202	$36,142,131

Investor A
Shares sold	3,185,863	$40,258,579	4,001,610	$45,609,071
Shares issued in reinvestment of distributions	339,000	4,223,916	168,884	1,848,248
Shares redeemed	(2,945,603)	(37,285,448)	(3,209,495)	(37,072,718)

Net increase	579,260	$7,197,047	960,999	$10,384,601

Investor C
Shares sold	1,169,605	$14,313,156	1,689,681	$18,635,571
Shares issued in reinvestment of distributions	95,053	1,149,870	33,342	353,989
Shares redeemed	(1,147,923)	(14,011,420)	(1,065,501)	(11,868,122)

Net increase	116,735	$1,451,606	657,522	$7,121,438

Class K
Shares sold	526,499	$6,719,843	612,555	$7,282,155
Shares issued in reinvestment of distributions	22,057	279,686	16	175
Shares redeemed	(79,324)	(1,018,371)	(15,989)	(193,788)

Net increase	469,232	$5,981,158	596,582	$7,088,542

Class R
Shares sold	170,324	$2,130,674	347,606	$3,888,577
Shares issued in reinvestment of distributions	27,487	340,285	12,202	132,757
Shares redeemed	(309,070)	(3,866,493)	(214,759)	(2,411,995)

Net increase (decrease)	(111,259)	$(1,395,534)	145,049	$1,609,339

Total Net Increase	3,703,293	$47,241,811	5,451,354	$62,346,051

As of September 30, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

At a meeting held on November 14, 2017, the Board of Trustees of BlackRock Funds II and, at a meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of the State Farm Equity and Bond Fund (the “Target Fund”) with and into BlackRock 60/40 Target Allocation Fund (the

62	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

“Fund”). On September 14, 2018, the shareholders of the Target Fund approved the Reorganization at a special shareholder meeting. The Reorganization closed on November 19, 2018.

Upon the consummation of the Reorganization, shareholders of the Target Fund became shareholders of the Fund. The Reorganization was tax-free, meaning that the Target Fund’s shareholders became shareholders of the Fund without realizing any gain or loss for federal income tax purposes. Shareholders of the Target Fund received shares of the Fund with a total dollar value equal to that of the Target Fund shares owned by the shareholder immediately prior to the Reorganization.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund, and the Board of Trustees of BlackRock Funds II:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund of BlackRock Funds II (the “Funds”), including the schedules of investments, as of September 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 26, 2018

We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)

During the fiscal year ended September 30, 2018, the following information is provided with respect to distributions paid:

	Payable Dates	Qualified Dividend Income for Individuals(a)(b)	Dividends Qualifying for the Dividends Received Deduction for Corporations(a)(b)	Foreign Source Income(a)(b)	Foreign Taxes Paid Per Share(c)	Federal Obligation Interest(b)(d)	Interest- Related Dividends and Qualified Short-Term Capital Gains for non-U.S. Residents(e)	Long- Term Capital Gains Per Share
20/80 Target Allocation	01/02/18	23.59%	15.82%	7.60%	$0.001185	13.90%	53.88%	$—
40/60 Target Allocation	01/02/18	43.33	28.03	11.29	0.001899	9.73	36.98	—
60/40 Target Allocation	01/02/18	40.63	24.46	14.51	0.003772	5.06	46.61	0.028959
80/20 Target Allocation	01/02/18	40.82	30.61	17.13	0.004148	2.28	44.05	0.058784

(a)	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.
(b)	Expressed as a percentage of the ordinary income cash distribution grossed-up for foreign taxes.
(c)

The foreign taxes paid represent taxes incurred by the Funds on income received by the Funds from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

(d)

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

(e)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 10, 2018 (the “April Meeting”) and May 8, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock 20/80 Target Allocation Fund (the “20/80 Fund”), BlackRock 40/60 Target Allocation Fund (the “40/60 Fund”), BlackRock 60/40 Target Allocation Fund (the “60/40 Fund”) and BlackRock 80/20 Target Allocation Fund (the “80/20 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of eleven individuals, nine of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of each Fund’s service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) each Fund’s adherence to its compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	65

Disclosure of Investment Advisory Agreement  (continued)

by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance and each Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance, so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the 20/80 Fund ranked in the third, third, and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the 20/80 Fund’s underperformance during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, the 40/60 Fund ranked in the third, third, and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the 40/60 Fund’s underperformance during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, the 60/40 Fund ranked in the second, second and first quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, the 80/20 Fund ranked in the fourth, fourth, and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the 80/20 Fund’s underperformance during the applicable periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 80/20 Fund’s investment performance. Discussions covered topics such as performance attribution, the 80/20 Fund’s investment personnel, and the resources appropriate to support the 80/20 Fund’s investment processes.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The

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Disclosure of Investment Advisory Agreement  (continued)

Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that each of the 40/60 Fund’s, 60/40 Fund’s and the 80/20 Fund’s contractual management fee rate ranked in the first quartile and the 20/80 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to each Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of each Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of such Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	67

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert M. Hernandez 1944	Chair of the Board and Trustee (Since 2007)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	32 RICs consisting of 95 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
James H. Bodurtha 1944	Trustee (Since 2007)	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	32 RICs consisting of 95 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2007)	Board Member, Amsphere Limited (software ) since 2018; Trustee, and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	32 RICs consisting of 95 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee (Since 2007)	Senior Counsel of Covington and Burling LLP (law firm) since 2016, Head of International Practice thereof since 2001, and Partner thereof from 2001 to 2016; Advisory Board Member, OCP S.A. (phosphates) since 2010; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board, GML Ltd. (energy) since 2003; Board of Directors, Ferroglobe (silicon metals) since 2016.	32 RICs consisting of 95 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Henry Gabbay 1947	Trustee (Since 2007)	Board Member, Equity-Liquidity and Closed-End Fund Boards from 2007 through 2014; Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	32 RICs consisting of 95 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2016)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	32 RICs consisting of 95 Portfolios	None
Henry R. Keizer 1956	Trustee (Since 2016)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	32 RICs consisting of 95 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)

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Trustee and Officer Information  (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
John F. O’Brien 1943	Trustee (Since 2007)	Trustee, Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	32 RICs consisting of 95 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Donald C. Opatrny 1952	Trustee (Since 2015)	Trustee, vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	32 RICs consisting of 95 Portfolios	None
Interested Trustees(a)(d)
Robert Fairbairn 1965	Trustee (Since 2015)	Senior Managing Director of BlackRock, Inc. since 2010; oversees BlackRock’s Strategic Partner Program and Strategic Product Management Group; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	133 RICs consisting of 308 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) and President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	133 RICs consisting of 308 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

(c)  Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; and John F. O’Brien, 2005.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	69

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
John MacKessy 1972	Anti-Money Laundering Compliance Officer (Since 2018)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

70	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	71

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

72	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-9/18-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Henry R. Keizer

Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$23,460	$27,642	$0	$2,000	$16,200	$15,000	$0	$0
BlackRock 40/60 Target Allocation Fund	$23,460	$27,642	$0	$2,000	$16,200	$15,000	$0	$0
BlackRock 60/40 Target Allocation Fund	$23,460	$27,642	$0	$2,000	$16,200	$15,000	$0	$0
BlackRock 80/20 Target Allocation Fund	$23,460	$27,642	$0	$2,000	$16,200	$15,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,274,000	$2,129,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,274,000 and $2,129,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

    The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

    Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$16,200	$17,000
BlackRock 40/60 Target Allocation Fund	$16,200	$17,000
BlackRock 60/40 Target Allocation Fund	$16,200	$17,000
BlackRock 80/20 Target Allocation Fund	$16,200	$17,000

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,274,000	$2,129,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 4, 2018